NOTE 6. CONVERTIBLE PREFERRED STOCK (Details Narrative) (Quarterly Report, USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2005	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2008	Jan. 02, 2008	Jul. 02, 2005
Quarterly Report
Stock Issued During Period, Shares	7,171,725	500,000	1,500,000	1,400,000
Preferred Stock Liquidation Preference							$ 0.001
Equity, Reverse Stock Split					80
Preferred Stock Shares Issued		3,489,647	2,989,647		89,647	7,171,725
Conversion Ratio				151
Stock Issued During Period Value			$ 161,463	$ 64,000
Services Fees		$ 225,000		$ 34,000
Preferred Stock Voting Rights				15